Cover		3 Months Ended
	Oct. 11, 2021	Jun. 30, 2021
Cover [Abstract]
Document Type		S-1
Amendment Flag		false
Entity Registrant Name		Alterola Biotech, Inc.
Entity Central Index Key		0001442999
Entity Tax Identification Number		82-1317032
Entity Incorporation, State or Country Code		NV
Entity Address, Address Line One		47 Hamilton Square Birkenhead Merseyside
Entity Address, City or Town	Birkenhead Merseyside
Entity Address, Postal Zip Code	706-0806	CH41 5AR United Kingdom
Country Region		United Kingdom
City Area Code	(800)	(800)
Local Phone Number		706-0806
Entity Filer Category		Non-accelerated Filer
Entity Small Business		true
Entity Emerging Growth Company		false